Income Taxes - Components of Company's Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Deferred Tax Assets, Property, Plant and Equipment	$ 113	$ 19
Deferred Tax Assets, Operating Loss Carryforwards	1,005	0
Deferred Tax Assets, Other	3,116	2,338
Deferred Tax Assets, Gross	4,234	2,357
Deferred Tax Liabilities, Property, Plant and Equipment	83	32
deferred tax liability, Provisions	0	87
Deferred Tax Liabilities, Other	47	76
Deferred Tax Liabilities, Net	130	195
Deferred Tax Assets, Net	$ 4,104	$ 2,162